Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders' Equity
9. Stockholders’ Equity
C
ommon Stock
As of September 30, 2023 and December 31, 2022, the authorized capital stock of the Company included 150,000,000 shares of common stock, $0.0001 par value and 10,000,000 shares of undesignated preferred stock. As of September 30, 2023 and December 31, 2022, no undesignated preferred stock was outstanding.
As of September 30, 2023, no cash dividends have been declared or paid.

Common Stock Reserved for Future Issuance
As of September 30, 2023 and December 31, 2022, the Company has reserved the following shares of common stock for future issuance:

	September 30, 2023	December 31, 2022
Shares reserved for exercise of outstanding stock options	5,922,447	9,423,271
Shares reserved for vesting of restricted stock units	1,224,997	940,392
Shares reserved for issuance under the 2018 Stock Option and Grant Plan	7,287,262	5,005,295
Shares reserved for issuance under the 2018 Employee Stock Purchase Plan	1,332,587	1,467,026
Shares reserved for issuance under the 2019 Inducement Plan	1,137,800	786,656
Shares reserved for issuance under the 2020 Inducement Plan	1,700,000	1,637,000

Total shares of authorized common stock reserved for future issuance	18,605,093	19,259,640

8. Common Stock
As of December 31, 2022 and 2021, the authorized capital stock of the Company included 150,000,000 shares of common stock, $0.0001 par value, and 10,000,000 shares of undesignated preferred stock. As of December 31, 2022 and 2021, no undesignated shares of preferred stock were outstanding.
In accordance to the Fourth Amended and Restated Certificate of Incorporation, the holders of the common stock shall have the exclusive right to vote for the election of directors of the Company and on all other matters requiring stockholder action, each outstanding share entitling the holder thereof to one vote on each matter properly submitted to the stockholders of the Company for their vote; provided, however, that, except as otherwise required by law, holders of common stock, as such, shall not be entitled to vote on any amendment to any amendment to a certificate of designations of any series of undesignated preferred stock that alters or changes the powers, preferences, rights or other terms of one or more outstanding series of undesignated preferred stock if the holders of such affected series of undesignated preferred stock are entitled to vote, either separately or together with the holders of one or more other such series, on such amendment pursuant to a certificate of designations of any series of undesignated preferred stock.
Through December 31, 2022, no cash dividends have been declared or paid.
Public Offerings
In July 2019, the Company closed an underwritten public offering of 7,475,000 shares of its common stock at a public offering price of $18.50 per share (the “July 2019
Follow-on
Offering”), which included 975,000 shares of the Company’s common stock resulting from the full exercise of the underwriters’ option to purchase additional shares at the public offering price, less underwriting discounts and commissions. The net proceeds to the Company from the July 2019
Follow-on
Offering, after deducting underwriting discounts and commissions and other offering expenses payable by the Company, were $129,464.

In February 2020, the Company closed an underwritten public offering of 4,350,000 shares of its common stock at a public offering price of $23.00 per share (the “February 2020
Follow-on
Offering”). The net proceeds to the Company from the February 2020
Follow-on
Offering, after deducting underwriting discounts and commissions and other offering expenses payable by the Company, were $93,627.
In June 2020, the Company sold an aggregate of 384,140 shares of common stock under its 2019
“at-the-market”
facility (the “2019 ATM Facility”) for net proceeds, after deducting commissions and other offering expenses payable by the Company, of $8,130.
In November 2020, the Company closed an underwritten public offering of 5,000,000 shares of its common stock at a public offering price of $15.00 per share (the “November 2020
Follow-on
Offering”). The net proceeds to the Company from the November 2020
Follow-on
Offering, after deducting underwriting discounts and commissions and other offering expenses payable by the Company, were $70,221.
In May 2021, the Company sold an aggregate of 1,829,268 shares of common stock under the 2019 ATM Facility for net proceeds, after deducting commissions and other offering expenses payable by the Company, of $14,550. As of December 31, 2022, approximately $26,549 of common stock remained available for future issuance under the 2019 ATM Facility.
Common Stock Reserved for Future Issuance
As of December 31, 2022 and 2021, the Company has reserved the following shares of common stock for future issuance:

	December 31,
	2022	2021
Shares reserved for exercise of outstanding stock options	9,423,271	7,423,777
Shares reserved for vesting of restricted stock units	940,392	599,850
Shares reserved for issuance under the 2018 Stock Option and Incentive Plan	5,005,295	2,583,736
Shares reserved for issuance under the 2018 Employee Stock Purchase Plan	1,467,026	1,151,010
Shares reserved for issuance under the 2019 Inducement Plan	786,656	412,686
Shares reserved for issuance under the 2020 Inducement Plan	1,637,000	1,637,000

Total shares of authorized common stock reserved for future issuance	19,259,640	13,808,059